Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash and cash equivalents	$ 154,205	$ 730,184	$ 133,571
Accounts receivable, net of allowance for doubtful accounts	151,684	152,520	460,799
Contract assets	55,700	0
Inventory, net	264,266	231,532	231,953
Prepaid expenses	200,960	90,288	87,823
TOTAL CURRENT ASSETS	826,815	1,204,524	914,146
PROPERTY AND EQUIPMENT, net	63,073	60,369	76,938
OTHER ASSETS	17,253	13,917	13,786
TOTAL ASSETS	907,141	1,278,810	1,004,870
CURRENT LIABILITIES
Accounts payable	822,760	1,496,523	712,964
Accrued expenses	608,856	673,600	375,088
Accrued employee compensation	70,502	1,680	64,860
Contract liabilities	35,840	0
Advances from related and unrelated parties	12,000	310,000	0
Line of credit, related parties	375,729	370,179	0
Convertible promissory notes, net	2,004,541	455,606	0
Note payable, product, related party	94,058	0
Interest payable, related parties	685,907	685,907	109,426
Short term loan, net			47,440
Warrant liability	4,798,727	1,943,883	1,242,120
Notes payable, related parties, net	5,260,243	5,222,259	5,364,572
TOTAL CURRENT LIABILITIES	14,769,163	11,159,637	7,916,470
NON-CURRENT LIABILITIES
Contract liabilities	73,374	0
TOTAL NON-CURRENT LIABILITIES	73,374	0
TOTAL LIABILITIES	14,842,537	11,159,637	7,916,470
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
COMMON STOCK	141,051	139,300	137,220
ADDITIONAL PAID-IN CAPITAL	96,794,440	94,995,040	92,436,697
ACCUMULATED DEFICIT	(110,828,039)	(104,971,384)	(99,433,448)
ACCUMULATED OTHER COMPREHENSIVE LOSS	(42,848)	(43,783)	(52,069)
TOTAL STOCKHOLDERS' DEFICIT	(13,935,396)	(9,880,827)	(6,911,600)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	907,141	1,278,810	1,004,870
Series A Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Series B Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Undesignated Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock	$ 0	$ 0	$ 0